Stock Options/Stock Based Compensation (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Stock Options (Textual)
Stock-based compensation	$ 29,573	$ 117,118	$ 151,150
Risk-free interest rate	1.77%		1.77%
Volatility	60.00%		60.00%
Dividend payout	$ 0		$ 0
Unrecognized compensation cost	$ 88,719	$ 585,591
Stock Option [Member]
Stock Options (Textual)
Granted to employees and non-employee directors, shares		499,000	499,000	0
Stock-based compensation			$ 151,150	$ 0
Purchase of common stock	126,000		322,000	0
Unrecognized compensation cost			$ 302,301